Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 236,717	$ 1,165,793
Accounts receivable	27,761
Other receivables	264,227	70,670
Prepaid expenses and other current assets	42,413	65,574
Total current assets	571,118	1,302,037
Non-current assets:
Leasehold improvements and equipment, net	68,447	100,656
Deferred tax assets	7,913
Operating lease right-of-use assets	301,751	415,770
Total non-current assets	378,111	516,426
Total assets	949,229	1,818,463
Current liabilities:
Deferred revenue	421,561	509,385
Accounts payable, other payables and accruals	119,355	227,565
Current operating lease liabilities	148,877	173,292
Income tax payable		28,694
Amount due to related parties	333,083	444,802
Total current liabilities	1,022,876	1,383,738
Non-current liabilities:
Non-current operating lease liabilities	152,874	242,478
Total non-current liabilities	152,874	242,478
Total liabilities	1,175,750	1,626,216
Equity (deficit)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the six months ended June 30, 2020 and the year ended December 31, 2019)	30,273	30,273
Additional paid-in capital	(1,140)	(1,140)
Foreign currency translation reserve	(5,258)	89
Retained earnings	(250,396)	163,025
Total equity	(226,521)	192,247
Total liabilities and equity	$ 949,229	$ 1,818,463